General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
(expressed in millions)	2024	2023	2024	2023
Salaries and benefits	$2.5	$2.7	$5.0	$5.3
Professional fees	2.3	1.5	3.7	3.1
Cobre Panama arbitration expenses	0.8	—	2.3	—
Community contributions	0.3	—	0.4	0.1
Board of Directors' costs	0.1	0.2	0.2	0.3
Office, insurance and other expenses	2.4	1.8	2.5	3.6
	$8.4	$6.2	$14.1	$12.4